Financial Instruments and Fair Value Measurements - Additional Information (Detail) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Fair Value Disclosures [Abstract]
Termination dates of contracts end			Sep. 30, 2015		Sep. 30, 2015
Unrealized gain (loss) recognized in other expenses	$ 2,000	$ 600,000	$ 21,000	$ 300,000	$ 1,000,000	$ (300,000)
Unobservable inputs related to the Company's indemnification assets, discount rate			5.42%		7.86%
Projected cash flows			$ 4,200,000		$ 6,100,000